Significant accounting policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)	May 01, 2022 USD ($)	Jun. 30, 2019 AUD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax	$ 24,647,815	$ 8,421,960	$ 12,467,000
Net current asset position	2,923,084	21,064,264
Net cash outflows from operating activities	22,762,663	9,110,516
Consolidated cash in hand and at bank	$ 7,361,112	$ 27,586,760	$ 8,764,000		$ 5,434,000
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering				$ 35
American Depository Shares [Member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt				10
Licensing agreement for paxalisib [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement	15 years
Licensing agreement for EVT801 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement	12.5 years